Condensed Statements of Consolidated Comprehensive Income (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statements of Consolidated Comprehensive Income [Abstract]
Tax expense cash flow hedges reclassified from AOCI	$ 1	$ 1	$ 1
Cash flow hedges – loss on settlement (net of tax benefit)	$ 1	$ 0	$ 0